Statements of Net Assets Available for Benefits - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS, at fair value:
Plan interest in Bunge Defined Contribution Master Trust (Note 8)	$ 37,796,797	$ 30,244,883
RECEIVABLES:
Notes receivable from participants (Note 4)	888,578	13,852
NET ASSETS AVAILABLE FOR BENEFITS	$ 38,685,375	$ 30,258,735